As filed with the Securities and Exchange Commission on March 21, 2017

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-23084

Series Portfolios Trust
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

John Hedrick, President
Series Portfolios Trust c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI 53202
(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 765-6047

Date of fiscal year end: October 31, 2017

Date of reporting period:  January 31, 2017

Item 1. Schedule of Investments.

Rareview Longevity Income Generation Fund
SCHEDULE OF INVESTMENTS
January 31, 2017 (Unaudited)

Shares		Value
CLOSED-END FUNDS - 66.38%
31,785	Aberdeen Asia-Pacific Income Fund, Inc.	$152,568
1,040	Advent Claymore Convertible Securities and Income Fund	15,818
479	AllianzGI Diversified Income & Convertible Fund	9,336
34,683	Alpine Global Premier Properties Fund	189,022
2,420	Apollo Tactical Income Fund, Inc.	38,478
4,401	Avenue Income Credit Strategies Fund	62,758
2,109	Blackrock MuniYield Quality Fund, Inc.	31,593
12,452	Blackrock Resources and Commodities Strategy Trust	109,079
1,591	Blackstone/GSO Long-Short Credit Income Fund	25,615
5,156	Blackstone/GSO Strategic Credit Fund	81,619
2,566	Calamos Convertible and High Income Fund	28,790
3,573	Calamos Convertible Opportunities and Income Fund	38,660
1,209	Calamos Dynamic Convertible & Income Fund	22,536
28,945	CBRE Clarion Global Real Estate Income Fund	215,351
3,916	Clearbridge Energy MLP Fund	64,927
2,429	Clough Global Opportunities Fund	23,294
8,920	Duff & Phelps Global Utility Income Fund, Inc.	146,288
2,265	Eaton Vance Municipal Income Trust	28,720
1,836	Eaton Vance Short Duration Diversified Income Fund	25,594
10,949	Eaton Vance Tax-Advantaged Global Dividend Income Fund	163,797
15,494	Eaton Vance Tax-Managed Global Diversified Equity Income Fund	130,924
2,060	Fiduciary/Claymore MLP Opportunity Fund	33,351
3,304	Franklin Templeton Limited Duration Income Trust	40,408
802	Goldman Sachs MLP Energy Renaissance Fund	6,520
4,686	Invesco Value Municipal Income Trust	69,447
7,681	Kayne Anderson MLP Investment Company (a)	154,619
4,887	Macquarie Global Infrastructure Total Return Fund, Inc.	103,898
11,354	Nuveen AMT-Free Quality Municipal Income Fund	151,008
4,214	Nuveen California Quality Municipal Income Fund	61,482
8,187	Nuveen Municipal Credit Income Fund	117,647
8,809	Nuveen Municipal Value Fund	85,800
3,472	Nuveen Preferred Securities Income Fund	33,401
1,772	Nuveen Senior Income Fund	12,280
2,493	PIMCO Income Strategy Fund II	24,394
2,814	Tekla Healthcare Opportunities Fund	47,219
2,145	Tekla World Healthcare Fund	29,687
16,692	Templeton Global Income Fund	111,503
5,895	Western Asset Emerging Markets Debt Fund, Inc.	89,604
	TOTAL CLOSED-END FUNDS (Cost $2,706,189)	2,777,035

Contracts (100 shares per contract)
PURCHASED PUT OPTIONS - 0.01%
	SPDR S&P 500 ETF Trust
10	Expiration: March 2017, Exercise Price: $202.00	505
	TOTAL PURCHASED PUT OPTIONS (Cost $1,094)	505

Shares
SHORT-TERM INVESTMENTS - 31.81%
1,330,878	Fidelity Institutional Government Portfolio, Institutional Share Class, 0.43% (b)	1,330,878
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,330,878)	1,330,878
	TOTAL INVESTMENTS (Cost $4,038,161) - 98.20%	4,108,418
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.80%	75,474
	TOTAL NET ASSETS - 100.00%	$4,183,892

ETF -	Exchange-Traded Fund
MLP -	Master Limited Partnership
(a)	Non-income producing security.
(b)	The rate quoted is the annualized seven-day yield as of January 31, 2017.
The cost basis of investments for federal income tax purposes at January 31, 2017 was as follows+:
Cost of investments	$4,038,161
Gross unrealized appreciation	73,296
Gross unrealized depreciation	(3,039)
Net unrealized appreciation	$70,257

+Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

 Valuation of Investments

The following is a summary of the Fund's pricing procedures.  It is intended to be a general discussion and may not necessarily reflect all the pricing procedures followed by the Fund.  Equity securities, including common stocks and real estate investment trust ("REITS") that are traded on a national securities exchange, except those listed on the NASDAQ Global Market®, NASDAQ Global Select Market® and the NASDAQ Capital Market® exchanges (collectively "NASDAQ"), are valued at the last reported sale price on that exchange on which the security is principally traded.  Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price ("NOCP").  If, on a particular day, an exchange traded or NASDAQ security does not trade, then the mean between the most recent bid and asked prices will be used.  All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market.  If a non-exchanged traded equity security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Exchange traded funds, including closed end funds, are valued at the last reported sale price on the exchange on which the security is principally traded. If, on a particular day, an exchange-traded fund does not trade, then the mean between the most recent quoted bid and asked prices will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (including money markey funds), other than exchange-traded funds, are valued at their reported net asset value.

 Exchange traded options are valued at the composite mean price, which calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is principally traded. If the composite mean price is not available, models such as Black-Scholes can be used to value the options. On the last trading day prior to expiration, expiring options may be priced at intrinsic value. These securities are categorized in Level 2 of the fair value hierarchy.

All other assets of the Fund are valued in such manner as the Board of Trustees, in good faith, deems appropriate to reflect their fair value.

The Fund has adopted authoritative fair value accounting standards which established an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities by level within the fair value hierarchy as of January 31, 2017:

	Level 1	Level 2	Level 3	Total
Closed-End Funds	$2,777,035	$-	$-	$2,777,035
Purchased Put Options	-	505	-	505
Short-Term Investments	1,330,878	-	-	1,330,878
Total Investments	$4,107,913	$-	$-	$4,107,913

The Fund did not have any Level 3 investments during the period.  It is the Fund's policy to record transfers at the end of the reporting period.  For the period ended January 31, 2017, there were no transfers between levels.

Disclosures about Derivative Instruments and Hedging Activities at January 31, 2017.

The Fund has adopted authoritative standards regarding disclosure about derivatives and hedging activities. Fair values of derivative instruments as of January 31, 2017 are as follows:

	Asset Derivatives		Liability Derivatives
Derivatives	Description	Fair Value	Description	Fair Value
Equity Contracts:
Purchased Option Contracts	Schedule of Investments	$505	N/A	$-
Total		$505		$-

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Series Portfolio Trust

By (Signature and Title  /s/ John Hedrick
 John Hedrick, President

Date  March 17, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ John Hedrick
John Hedrick, President

Date  March 17, 2017

By (Signature and Title)*  /s/ David Cox
David Cox, Treasurer

Date  March 20, 2017

* Print the name and title of each signing officer under his or her signature.